Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Line of Business Financial Performance
TABLE 24 LINE OF BUSINESS FINANCIAL PERFORMANCE

	Wholesale Banking and Commercial Real Estate			Consumer and Small Business Banking
Year Ended December 31 (Dollars in Millions)	2014	2013	Percent Change	2014	2013	Percent Change
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$2,061	$2,011	2.5%	$4,313	$4,598	(6.2)%
Noninterest income	976	1,092	(10.6)	2,602	2,892	(10.0)
Securities gains (losses), net	–	–	–	–	–	–
Total net revenue	3,037	3,103	(2.1)	6,915	7,490	(7.7)
Noninterest expense	1,238	1,218	1.6	4,571	4,482	2.0
Other intangibles	4	8	(50.0)	41	41	–
Total noninterest expense	1,242	1,226	1.3	4,612	4,523	2.0
Income before provision and income taxes	1,795	1,877	(4.4)	2,303	2,967	(22.4)
Provision for credit losses	43	(89)	*	393	600	(34.5)
Income before income taxes	1,752	1,966	(10.9)	1,910	2,367	(19.3)
Income taxes and taxable-equivalent adjustment	637	716	(11.0)	695	862	(19.4)
Net income	1,115	1,250	(10.8)	1,215	1,505	(19.3)
Net (income) loss attributable to noncontrolling interests	–	–	–	–	–	–
Net income attributable to U.S. Bancorp	$1,115	$1,250	(10.8)	$1,215	$1,505	(19.3)
Average Balance Sheet
Commercial	$57,989	$50,774	14.2%	$9,074	$8,495	6.8%
Commercial real estate	20,954	19,566	7.1	18,836	17,923	5.1
Residential mortgages	20	26	(23.1)	50,414	47,080	7.1
Credit card	–	–	–	–	–	–
Other retail	4	7	(42.9)	46,221	44,848	3.1
Total loans, excluding covered loans	78,967	70,373	12.2	124,545	118,346	5.2
Covered loans	190	363	(47.7)	5,779	6,566	(12.0)
Total loans	79,157	70,736	11.9	130,324	124,912	4.3
Goodwill	1,628	1,604	1.5	3,602	3,514	2.5
Other intangible assets	21	25	(16.0)	2,675	2,406	11.2
Assets	86,361	77,180	11.9	144,164	140,248	2.8
Noninterest-bearing deposits	32,642	31,037	5.2	23,771	22,104	7.5
Interest checking	10,599	10,507	.9	36,227	33,046	9.6
Savings products	18,667	14,105	32.3	50,034	46,357	7.9
Time deposits	18,147	18,482	(1.8)	17,953	21,138	(15.1)
Total deposits	80,055	74,131	8.0	127,985	122,645	4.4
Total U.S. Bancorp shareholders’ equity	7,743	7,287	6.3	11,483	12,218	(6.0)
*	Not meaningful

Wealth Management and Securities Services			Payment Services			Treasury and Corporate Support			Consolidated Company
2014	2013	Percent Change	2014	2013	Percent Change	2014	2013	Percent Change	2014	2013	Percent Change

$370	$342	8.2%	$1,740	$1,584	9.8%	$2,513	$2,293	9.6%	$10,997	$10,828	1.6%
1,395	1,267	10.1	3,292	3,205	2.7	896	309	*	9,161	8,765	4.5
–	–	–	–	–	–	3	9	(66.7)	3	9	(66.7)
1,765	1,609	9.7	5,032	4,789	5.1	3,412	2,611	30.7	20,161	19,602	2.9
1,349	1,306	3.3	2,356	2,282	3.2	1,002	763	31.3	10,516	10,051	4.6
33	37	(10.8)	121	137	(11.7)	–	–	–	199	223	(10.8)
1,382	1,343	2.9	2,477	2,419	2.4	1,002	763	31.3	10,715	10,274	4.3
383	266	44.0	2,555	2,370	7.8	2,410	1,848	30.4	9,446	9,328	1.3
9	6	50.0	766	769	(.4)	18	54	(66.7)	1,229	1,340	(8.3)
374	260	43.8	1,789	1,601	11.7	2,392	1,794	33.3	8,217	7,988	2.9
137	94	45.7	651	582	11.9	189	2	*	2,309	2,256	2.3
237	166	42.8	1,138	1,019	11.7	2,203	1,792	22.9	5,908	5,732	3.1
–	–	–	(35)	(39)	10.3	(22)	143	*	(57)	104	*
$237	$166	42.8	$1,103	$980	12.6	$2,181	$1,935	12.7	$5,851	$5,836	.3

$1,960	$1,711	14.6%	$6,542	$6,086	7.5%	$169	$208	(18.8)%	$75,734	$67,274	12.6%
607	652	(6.9)	–	–	–	195	96	*	40,592	38,237	6.2
1,383	875	58.1	–	–	–	1	1	–	51,818	47,982	8.0
–	–	–	17,635	16,813	4.9	–	–	–	17,635	16,813	4.9
1,456	1,533	(5.0)	672	737	(8.8)	–	–	–	48,353	47,125	2.6
5,406	4,771	13.3	24,849	23,636	5.1	365	305	19.7	234,132	217,431	7.7
4	14	(71.4)	5	5	–	1,582	3,095	(48.9)	7,560	10,043	(24.7)
5,410	4,785	13.1	24,854	23,641	5.1	1,947	3,400	(42.7)	241,692	227,474	6.3
1,568	1,535	2.1	2,514	2,511	.1	–	–	–	9,312	9,164	1.6
159	173	(8.1)	483	572	(15.6)	–	2	*	3,338	3,178	5.0
8,489	7,644	11.1	31,098	29,844	4.2	109,892	97,764	12.4	380,004	352,680	7.7
15,120	14,595	3.6	739	703	5.1	1,183	581	*	73,455	69,020	6.4
5,866	4,789	22.5	555	449	23.6	1	1	–	53,248	48,792	9.1
29,288	26,819	9.2	78	57	36.8	106	90	17.8	98,173	87,428	12.3
3,899	4,903	(20.5)	–	–	–	1,765	694	*	41,764	45,217	(7.6)
54,173	51,106	6.0	1,372	1,209	13.5	3,055	1,366	*	266,640	250,457	6.5
2,283	2,385	(4.3)	5,697	6,046	(5.8)	15,631	11,981	30.5	42,837	39,917	7.3